OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Securities - FVTPL	$1,387	$1,250
Derivative assets	20	10
Securities - FVTOCI	79	121
Restricted cash	141	154
Inventory	654	507
Other	282	284
Total other non-current assets	$2,563	$2,326